Stockholder’s Deficit (Details Narrative) - USD ($)					6 Months Ended	9 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 25, 2024	Dec. 31, 2024	Sep. 30, 2025	Jul. 28, 2025	May 15, 2025
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized		50,000,000				50,000,000
Preferred stock, par value		$ 0.001				$ 0.001
Preferred stock, shares issued		0				0
Preferred stock, shares outstanding		0				0
Common stock, shares authorized		550,000,000				550,000,000
Common stock, par value		$ 0.001				$ 0.001
Common stock, shares issued		1				1
Common stock, shares outstanding		1				1
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Agreed to purchase of shares		1
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized			5,000,000		5,000,000	5,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued			0		0	0
Preferred stock, shares outstanding			0		0	0
Common stock, conversion basis					one-for-one basis	one-for-one basis
Percentage of shares outstanding after conversion					25.00%	25.00%
Price per warrants			$ 0.01		$ 0.01
Completion of initial business combination days						30 days
Period to file registration statement after initial business combination						20 days
Period for registration statement to become effective						60 days
Prior written notice of redemption						30 days
Share price			0.003		0.003
Number of trading days for determining the share price						20 days
Number of consecutive trading days for determining the share price						30 days
Stock price per share			$ 10.00	$ 10.00	$ 10.00
Shares issued			7,666,667	7,666,667
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Over-Allotment Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued					23,000,000
Agreed to purchase of shares			1,000,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Public Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding						12,500,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding			0		0	352,500
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Purchase of warrants						0.01
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Subsidiary or Equity Method Investee [Line Items]
Affirmative vote of percentage			90.00%		90.00%	90.00%
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value						$ 0.0001	$ 0.001
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized			500,000,000		500,000,000	500,000,000
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			0		0	705,000
Common stock, shares outstanding			0		0	705,000
Temporary equity, shares outstanding						25,000,000
Purchase of warrants						1
Price per warrants						$ 11.50
Number of trading days for determining the average reported last sale price						10 days
Warrant redemption price						$ 18.00
Share price						$ 18.00
Stock price per share			$ 11.50		$ 11.50
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized			50,000,000		50,000,000	50,000,000
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			8,433,333	5,750,000	8,433,333	8,333,333
Common stock, shares outstanding			8,433,333		8,433,333	8,333,333
Stock price per share								$ 0.003
Agreed to purchase of shares				5,750,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued			8,433,333		8,433,333	8,333,333
Common stock, shares outstanding			8,433,333		8,433,333	8,333,333
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Class B Ordinary Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Share price			$ 0.33		$ 0.33
Capital contribution				$ 25,000
Stock price per share				$ 0.004
Shares issued				5,750,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Agreed to purchase of shares	[1]				7,666,667
PROCAP BTC, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares issued		51,650,000				51,650,000
Preferred stock, shares outstanding		51,650,000				51,650,000
Common stock, shares issued		10,000,000				10,000,000
Common stock, shares outstanding		10,000,000				10,000,000

[1]	Includes up to 1,000,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 7).